Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 8,614	$ 206	$ 66,137
Assets Non-Current	0	19,021	10,576
Liabilities Current	22,542	62,621	82,991
Liabilities Non-current	5,234	8,962	7,923
Hedging instrument before taxes and minority interests	104,519
Finance Debt
Disclosure of detailed information about hedging instruments [line items]
Assets Current	8,614		53,550
Assets Non-Current		18,984	9,410
Liabilities Current	7,655	62,356	42,197
Liabilities Non-current	5,234	8,962	5,705
Property, plant & equipment investment
Disclosure of detailed information about hedging instruments [line items]
Assets Current		186	816
Assets Non-Current		37	261
Liabilities Current	279	10	681
Operational Income
Disclosure of detailed information about hedging instruments [line items]
Assets Current		20	10,521
Assets Non-Current			905
Liabilities Current	14,608	255	39,016
Liabilities Non-current			2,218
Other
Disclosure of detailed information about hedging instruments [line items]
Assets Current			1,250
Liabilities Current			1,097
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	75		1,226
Liabilities Current		69
Liabilities Non-current	3,130	8,962
Interest rate hedge [Member] | Cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Assets Current	75		1,226
Liabilities Current		69
Liabilities Non-current	3,130	8,962
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	8,539	206	64,911
Assets Non-Current		19,021	10,576
Liabilities Current	22,542	62,552	82,991
Liabilities Non-current	2,104		7,923
Exchange rate hedge [Member] | Cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Assets Current	8,539	206	64,911
Assets Non-Current		19,021	10,576
Liabilities Current	22,542	$ 62,552	82,991
Liabilities Non-current	$ 2,104		$ 7,923